Convertible Promissory Notes (Details Textual) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	May 06, 2016	Feb. 10, 2016	Feb. 10, 2015	Aug. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	May 31, 2016	Jan. 20, 2016
Debt Conversion [Line Items]
Debt Instrument, Face Amount				$ 5,200,000
Unamortized Debt Issuance Expense				401,000
Derivative Liability, Noncurrent				$ 103,000	$ 346,600		$ 275,992	$ 0
Proceeds from Convertible Debt					$ 0	$ 5,175,000	$ 5,175,000	$ 0
Debt Instrument, Convertible, Terms of Conversion Feature					At the insistence of the underwriters of the offering, all outstanding noteholders had signed lockup agreements which granted them an extra 10% on the conversion, increasing it to 130% of shares calculated by dividing such note balance by $4.80,		At the insistence of the underwriters of the offering, all outstanding noteholders had signed lockup agreements which granted them an extra 10% on the conversion increasing it to 130% of shares calculated by dividing such note balance by $4.80,
Debt Related Commitment Fees and Debt Issuance Costs					$ 20,000		$ 20,000
Placement Agents Cash Fee Percentage				8.00%	8.00%		8.00%
Warrants Issued to Purchase of common stock	22,564	22,254
Warrants Exercise Price Per share	$ 4.80	$ 7.80
Warrants Exercisable Term	5 years
Convertible Promissory Notes [Member]
Debt Conversion [Line Items]
Proceeds from Convertible Debt					$ 5,000,000		$ 5,000,000
Debt Conversion, Original Debt, Amount	$ 1,050,000		$ 4,125,000
Debt Conversion Accrued Interest Amount	$ 78,000		$ 143,000
Debt Conversion, Converted Instrument, Shares Issued	305,559		656,591
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 4,900,000		$ 4,900,000
Debt Instrument, Convertible, Conversion Price									$ 4.80	$ 7.80
Debt Conversion, Converted Instrument, Warrants or Options Issued	305,559
Convertible Promissory Notes [Member] | Minimum [Member]
Debt Conversion [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.00%		8.00%
Convertible Promissory Notes [Member] | Maximum [Member]
Debt Conversion [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					12.00%		12.00%